Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss)	$ (42,925)	$ (3,228)	$ (8,774)
Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share (in shares)	25,450	25,135	24,669
Effect of dilutive securities:
Stock-options and warrants	$ 0	$ 0	$ 0
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share (in shares)	25,450	25,135	24,669
Basic earnings (loss) per share (in dollars per share)	$ (1.69)	$ (0.13)	$ (0.36)
Diluted earnings (loss) per share (in dollars per share)	$ (1.69)	$ (0.13)	$ (0.36)